STATEMENT OF CASH FLOWS	2 Months Ended
May 21, 2025 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (16,620)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of expenses through promissory note-related party	10,420
Changes in operating assets and liabilities:
Accrued expenses	6,200
Net cash used in operating activities	0
Net Change in Cash and Cash Equivalents	0
Cash and Cash Equivalents - Beginning of period	0
Cash and Cash Equivalents - End of period	0
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	45,282
Sponsor
Non-Cash investing and financing activities:
Prepaid services paid by Sponsor/directors in exchange for issuance of Class B ordinary shares	24,478
Director
Non-Cash investing and financing activities:
Prepaid services paid by Sponsor/directors in exchange for issuance of Class B ordinary shares	$ 522